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Kurv Yield Premium Strategy Netflix (NFLX) ETF
Kurv Yield Premium Strategy Netflix (NFLX) ETF (TICKER: NFLP) - SUMMARY
Investment Objective
The Kurv Yield Premium Strategy Netflix (NFLX) ETF (the “Fund”) seeks to provide current income.
The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Netflix Inc. (“NFLX” or “Netflix”), subject to a limit on potential investment gains.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Kurv Yield Premium Strategy Netflix (NFLX) ETF Kurv Yield Premium Strategy Netflix (NFLX) ETF
Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.16%
Fee Waiver	0.16%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	1.00%
[1]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[2]	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until at least December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Kurv Yield Premium Strategy Netflix (NFLX) ETF | USD ($)	102	353	623	1,395

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal period commencing October 27, 2023, and ended May 31, 2024, the Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Agreement and Plan of Reorganization

On or about November 13, 2024, the shareholders of the Fund at a special shareholders’ meeting, which may be adjourned from time to time, will vote on whether to approve an Agreement and Plan of Reorganization between the NEOS ETF Trust, on behalf of the Fund, and Kurv ETF Trust, that provides for the reorganization of the Fund into the Kurv Yield Premium Strategy Netflix (NFLX) ETF, a new series of the Kurv ETF Trust (the “Reorganization”). The Reorganization is anticipated to close shortly thereafter.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Netflix Inc. (“NFLX”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to NFLX in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of NFLX, subject to a limit on potential share price returns on NFLX as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the sub-adviser to the Fund, NEOS Investment Management, LLC (the “Sub-Adviser”) will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of NFLX. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to NFLX shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in NFLX stock, either synthetically or through purchasing shares, the fund will hold positions in NFLX options contracts as described below.

For more information, see sections “The Fund’s Use of NFLX Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in NFLX. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in NFLX’s stock price. The use of options in the Fund’s strategy will limit any share price gains in NLFX but the Fund remains subject to all potential share price losses in NFLX which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of NFLX because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”).

NFLX Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of NFLX. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of NFLX, which gives the Fund the right or obligation to receive or deliver shares of NFLX on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of NFLX.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to NFLX, which allows the Fund to seek to participate in the changes, up or down, in the price of NFLX’s stock.

●	Covered call writing (where NFLX call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing NFLX shares or creating a synthetic long position. To achieve a synthetic long exposure to NFLX, the Fund buys NFLX call options and, simultaneously, sells NFLX put options to try to replicate the price movements of NFLX. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of NFLX for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on NFLX to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own NFLX, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the NFLX call option contracts will limit the Fund’s participation in the appreciation in NFLX’s stock price. If the stock price of NFLX increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if NFLX’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to NFLX and the sold (short) NFLX call positions) will limit the Fund’s participation in gains in the NFLX stock price beyond a certain point.

When the Fund engages in covered call writing with respect to NFLX, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase NFLX on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in NFLX.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on NFLX as described above. This income made on the Fund’s options transactions will depend on the volatility of NFLX and thus its price return. NFLX stock, although other factors, including interest rates, will also impact the level of income.
●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of NFLX directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs NFLX

For the reasons stated above, the Fund’s performance will differ from that of NFLX’s stock price. The performance differences will depend on, among other things, the price of NFLX, changes in the price of the NFLX options contracts the Fund has purchased and sold, the extent to which NFLX owns shares directly and changes in the value of the fixed income securities in the portfolio.

Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Netflix (NFLX) ETF
Portfolio Holdings (All options are based on the value of NFLX)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of NFLX at the time of purchase) to provide exposure to positive price returns of NFLX.

If the stock of NFLX increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of NFLX at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by NFLX.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of NFLX at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
NFLX Shares	Shares of NFLX	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to NFLX’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of NFLX.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by NFLX over the call period. This means that if NFLX experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform NFLX over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Netflix Inc.

Netflix’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH NETFLIX INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to NFLX. As of the date of the Prospectus, NFLX is assigned to the entertainment industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of NFLX. The common stock of Netflix Inc. (NFLX) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NFLX pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding NFLX may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Performance:

Because the Fund has annual returns for less than one calendar year, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Risk Lose Money [Member]
As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Netflix Risk [Member]

Netflix Risk. Netflix, Inc. faces risks related to maintaining and expanding membership for its streaming services; competition in the entertainment video market; disruptions from the ongoing COVID-19 pandemic; unforeseen costs or liability in connection with content that is acquired, produced, licensed and/or distributed through its service; the ability to manage change and growth in its business; costs and challenges associated with strategic acquisitions and investments; regulatory changes and legal issues; protecting its intellectual property; consumer data privacy issues; and network operators handling and changing data access.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Active Management Risk [Member]

 Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Authorized Participants, Market Makers, andÂ Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Call Writing Strategy Risk [Member]

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of NFLX above the exercise prices of the written options, but will continue to bear the risk of declines in the value of NFLX. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Counterparty Risk [Member]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Covered Call Option Writing Risk [Member]

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the NFLX above the exercise prices of such options, but will continue to bear the risk of declines in the value of the NFLX. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Credit Risk [Member]

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Cybersecurity and Disaster Recovery Risks [Member]

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Derivatives Risk [Member]

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Distribution Risk [Member]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Equity Risk [Member]

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Exchange Traded Fund Structure Risk [Member]

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Interest Rate Risk [Member]

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Liquidity Risk [Member]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with NFLX. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Market and Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | NAV Erosion Risk Due to Distributions [Member]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | New Adviser Risk [Member]

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a new fund, with limited operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Risk Nondiversified Status [Member]

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Options Risk [Member]

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Pandemics Risk [Member]

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Price Participation Risk [Member]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by NFLX over the call period. This means that if NFLX experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform NFLX over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by NFLX over each call period, but has full exposure to any decreases in value experienced by NFLX over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of NFLX. The degree of participation in NFLX gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of NFLX, changes in interest rates, changes in the actual or perceived volatility of NFLX and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of NFLX changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of NFLX. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the NFLX will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by NFLX. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Sector Risk [Member]

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Entertainment Sector Risk [Member]

Entertainment Sector Risk. The entertainment industry is intensely competitive and subject to rapid change. Through new and existing distribution channels, consumers have increasing options to access entertainment video. The various economic models underlying these channels include subscription, transactional, ad-supported and piracy-based models. All of these have the potential to capture meaningful segments of the entertainment video market. Traditional providers of entertainment video, including broadcasters and cable network operators, as well as internet based e-commerce or entertainment video providers are increasing their streaming video offerings. Several of these competitors have long operating histories, large customer bases, strong brand recognition, exclusive rights to certain content, large content libraries, and significant financial, marketing and other resources. In addition, the adoption or modification of laws or regulations also may affect companies in the entertainment industry.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Single Issuer Risk [Member]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (NFLX), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Tax Risk [Member]

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | US Treasury Risk [Member]

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Valuation Risk [Member]

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Kurv Yield Premium Strategy Amazon (AMZN) ETF
Kurv Yield Premium Strategy Amazon (AMZN) ETF (TICKER: AMZP) - SUMMARY
Investment Objective
The Kurv Yield Premium Strategy Amazon (AMZN) ETF (the “Fund”) seeks to provide current income.
The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Amazon.com, Inc. (“AMZN” or “Amazon”), subject to a limit on potential investment gains.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Kurv Yield Premium Strategy Amazon (AMZN) ETF Kurv Yield Premium Strategy Amazon (AMZN) ETF
Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.15%
Fee Waiver	0.16%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%
[1]	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until at least December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Kurv Yield Premium Strategy Amazon (AMZN) ETF | USD ($)	101	350	618	1,383

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal period commencing October 31, 2023, and ended May 31, 2024, the Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Agreement and Plan of Reorganization

On or about November 13, 2024, the shareholders of the Fund at a special shareholders’ meeting, which may be adjourned from time to time, will vote on whether to approve an Agreement and Plan of Reorganization between the NEOS ETF Trust, on behalf of the Fund, and Kurv ETF Trust, that provides for the reorganization of the Fund into the Kurv Yield Premium Strategy Amazon (AMZN) ETF, a new series of the Kurv ETF Trust (the “Reorganization”). The Reorganization is anticipated to close shortly thereafter.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Amazon.com, Inc. (“AMZN”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to AMZN in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of AMZN, subject to a limit on potential share price returns on AMZN as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the sub-adviser to the Fund, NEOS Investment Management, LLC (the “Sub-Adviser”) will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of AMZN. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to AMZN shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in AMZN stock, either synthetically or through purchasing shares, the fund will hold positions in AMZN options contracts as described below.

For more information, see sections “The Fund’s Use of AMZN Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in AMZN. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in AMZN’s stock price. The use of options in the Fund’s strategy will limit any share price gains in AMZN but the Fund remains subject to all potential share price losses in AMZN which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of AMZN because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”).

AMZN Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of AMZN. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of AMZN, which gives the Fund the right or obligation to receive or deliver shares of AMZN on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of AMZN.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to AMZN, which allows the Fund to seek to participate in the changes, up or down, in the price of AMZN’s stock.

●	Covered call writing (where AMZN call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing AMZN shares or creating a synthetic long position. To achieve a synthetic long exposure to AMZN, the Fund buys AMZN call options and, simultaneously, sells AMZN put options to try to replicate the price movements of AMZN. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of AMZN for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on AMZN to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own AMZN, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the AMZN call option contracts will limit the Fund’s participation in the appreciation in AMZN’s stock price. If the stock price of AMZN increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if AMZN’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to AMZN and the sold (short) AMZN call positions) will limit the Fund’s participation in gains in the AMZN stock price beyond a certain point.

When the Fund engages in covered call writing with respect to AMZN, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase AMZN on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in AMZN.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on AMZN as described above. This income made on the Fund’s options transactions will depend on the volatility of AMZN and thus its price return. AMZN stock, although other factors, including interest rates, will also impact the level of income.
●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of AMZN directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs AMZN

For the reasons stated above, the Fund’s performance will differ from that of AMZN’s stock price. The performance differences will depend on, among other things, the price of AMZN, changes in the price of the AMZN options contracts the Fund has purchased and sold, the extent to which AMZN owns shares directly and changes in the value of the fixed income securities in the portfolio.

Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Amazon (AMZN) ETF
Portfolio Holdings (All options are based on the value of AMZN)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of AMZN at the time of purchase) to provide exposure to positive price returns of AMZN.

If the stock of AMZN increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of AMZN at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by AMZN.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of AMZN at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
AMZN Shares	Shares of AMZN	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to AMZN’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of AMZN.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AMZN over the call period. This means that if AMZN experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform AMZN over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Amazon.com, Inc.

Amazon’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH AMAZON.COM, INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to AMZN. As of the date of the Prospectus, AMZN is assigned to the internet retail industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of AMZN. The common stock of Amazon.com, Inc. (AMZN) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AMZN pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding AMZN may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Performance:

Because the Fund has annual returns for less than one calendar year, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Risk Lose Money [Member]
As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Active Management Risk [Member]

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Authorized Participants, Market Makers, andÂ Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Call Writing Strategy Risk [Member]

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of AMZN above the exercise prices of the written options, but will continue to bear the risk of declines in the value of AMZN. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Counterparty Risk [Member]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Covered Call Option Writing Risk [Member]

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the AMZN above the exercise prices of such options, but will continue to bear the risk of declines in the value of the AMZN. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Credit Risk [Member]

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Cybersecurity and Disaster Recovery Risks [Member]

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Derivatives Risk [Member]

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Distribution Risk [Member]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Equity Risk [Member]

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Exchange Traded Fund Structure Risk [Member]

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Interest Rate Risk [Member]

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Liquidity Risk [Member]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with AMZN. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Market and Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | NAV Erosion Risk Due to Distributions [Member]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | New Adviser Risk [Member]

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a new fund, with limited operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Risk Nondiversified Status [Member]

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Options Risk [Member]

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Pandemics Risk [Member]

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Price Participation Risk [Member]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AMZN over the call period. This means that if AMZN experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform AMZN over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by AMZN over each call period, but has full exposure to any decreases in value experienced by AMZN over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of AMZN. The degree of participation in AMZN gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of AMZN, changes in interest rates, changes in the actual or perceived volatility of AMZN and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of AMZN changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of AMZN. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the AMZN will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by AMZN. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Sector Risk [Member]

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Single Issuer Risk [Member]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (AMZN), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Tax Risk [Member]

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | US Treasury Risk [Member]

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Valuation Risk [Member]

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Amazon Risk [Member]

Amazon Risk. Amazon faces risks associated with intense competition across different industries, including physical, e-commerce omnichannel retail, e-commerce services, web and infrastructure computing services, electronic devices, digital content, advertising, grocery, and transportation and logistics services; the expansion into new products, services, technologies and geographic regions; its international activities; the variability in the demand for its products and services; intellectual property rights; risks relating to successfully optimizing and operating its fulfilment network and data centers; data loss or other security breaches; maintaining key senior management personnel and the ability to hire and retain highly skilled and other key personnel; maintaining good supplier relationships, including content and technology licensors; the success of acquisitions or joint ventures or other investments; its rapidly evolving and expanding business model; and legal, regulatory and litigation issues.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Business Risks [Member]

Business Risks - To remain competitive and stimulate customer demand, Amazon must successfully manage frequent introductions and transitions of products and services. The company depends on component and product manufacturing and logistical services provided by outsourcing partners, many of which are located outside of the U.S.

Future operating results depend upon the company’s ability to obtain components in sufficient quantities on commercially reasonable terms. Amazon’s products and services may be affected from time to time by design and manufacturing defects that could materially adversely affect the Company’s business and result in harm to the company’s reputation. The company is exposed to the risk of write-downs on the value of its inventory and other assets, in addition to purchase commitment cancellation risk. The company relies on access to third-party intellectual property, which may not be available to the company on commercially reasonable terms or at all. The company’s future performance depends in part on support from third-party software developers. Failure to obtain or create digital content that appeals to the company’s customers, or to make such content available on commercially reasonable terms, could have a material adverse impact on the company’s business, results of operations and financial condition. The company’s success depends largely on the continued service and availability of highly skilled employees, including key personnel. The company depends on the performance of carriers, wholesalers, retailers and other resellers. The company’s business and reputation are impacted by information technology system failures and network disruptions. Losses or unauthorized access to or releases of confidential information, including personal information, could subject the company to significant reputational, financial, legal and operational consequences. Investment in new business strategies and acquisitions could disrupt the company’s ongoing business, present risks not originally contemplated and adversely affect the company’s business, reputation, results of operations and financial condition. The company’s retail stores have required and will continue to require a substantial investment and commitment of resources and are subject to numerous risks and uncertainties.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Legal and Regulatory Compliance Risks [Member]

Legal and Regulatory Compliance Risks - Amazon’s business, results of operations and financial condition could be adversely impacted by unfavorable results of legal proceedings or government investigations. The company is subject to complex and changing laws and regulations worldwide, which exposes the company to potential liabilities, increased costs and other adverse effects on the company’s business. The technology industry, including, in some instances, the company, is subject to intense media, political and regulatory scrutiny, which exposes the company to increasing regulation, government investigations, legal actions and penalties. The company’s business is subject to a variety of U.S. and international laws, rules, policies and other obligations regarding data protection.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Financial Risks [Member]

Financial Risks - Amazon expects its quarterly net sales and results of operations to fluctuate. Amazon’s financial performance is subject to risks associated with changes in the value of the U.S. dollar relative to local currencies. The company is exposed to credit risk and fluctuations in the values of its investment portfolio. The company is exposed to credit risk on its trade accounts receivable, vendor non-trade receivables and prepayments related to long-term supply agreements, and this risk is heightened during periods when economic conditions worsen. The company is subject to changes in tax rates, the adoption of new U.S. or international tax legislation and exposure to additional tax liabilities.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Information Technology Sector Risk [Member]

Information Technology Sector Risk. The Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Kurv Yield Premium Strategy Apple (AAPL) ETF
Kurv Yield Premium Strategy Apple (AAPL) ETF (TICKER: AAPY) - SUMMARY
Investment Objective
The Kurv Yield Premium Strategy Apple (AAPL) ETF (the “Fund”) seeks to provide current income.
The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Apple Inc. (“AAPL” or “Apple”), subject to a limit on potential investment gains.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Kurv Yield Premium Strategy Apple (AAPL) ETF Kurv Yield Premium Strategy Apple (AAPL) ETF
Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.16%
Fee Waiver	0.16%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	1.00%
[1]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[2]	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until at least December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Kurv Yield Premium Strategy Apple (AAPL) ETF | Kurv Yield Premium Strategy Apple (AAPL) ETF | USD ($)	102	353	623	1,395

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal period commencing October 27, 2023, and ended May 31, 2024, the Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Agreement and Plan of Reorganization

On or about November 13, 2024, the shareholders of the Fund at a special shareholders’ meeting, which may be adjourned from time to time, will vote on whether to approve an Agreement and Plan of Reorganization between the NEOS ETF Trust, on behalf of the Fund, and Kurv ETF Trust, that provides for the reorganization of the Fund into the Kurv Yield Premium Strategy Apple (AAPL) ETF, a new series of the Kurv ETF Trust (the “Reorganization”). The Reorganization is anticipated to close shortly thereafter.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Apple Inc. (“AAPL”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to AAPL in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of AAPL, subject to a limit on potential share price returns on AAPL as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the sub-adviser to the Fund, NEOS Investment Management, LLC (the “Sub-Adviser”) will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of AAPL. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to AAPL shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in AAPL stock, either synthetically or through purchasing shares, the fund will hold positions in AAPL options contracts as described below.

For more information, see sections “The Fund’s Use of AAPL Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in AAPL. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in AAPL’s stock price. The use of options in the Fund’s strategy will limit any share price gains in AAPL but the Fund remains subject to all potential share price losses in AAPL which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of AAPL because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”).

AAPL Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of AAPL. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of AAPL, which gives the Fund the right or obligation to receive or deliver shares of AAPL on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of AAPL.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to AAPL, which allows the Fund to seek to participate in the changes, up or down, in the price of AAPL’s stock.

●	Covered call writing (where AAPL call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing AAPL shares or creating a synthetic long position. To achieve a synthetic long exposure to AAPL, the Fund buys AAPL call options and, simultaneously, sells AAPL put options to try to replicate the price movements of AAPL. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of AAPL for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on AAPL to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own AAPL, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the AAPL call option contracts will limit the Fund’s participation in the appreciation in AAPL’s stock price. If the stock price of AAPL increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if AAPL’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to AAPL and the sold (short) AAPL call positions) will limit the Fund’s participation in gains in the AAPL stock price beyond a certain point.

When the Fund engages in covered call writing with respect to AAPL, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase AAPL on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in AAPL.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on AAPL as described above. This income made on the Fund’s options transactions will depend on the volatility of AAPL and thus its price return. AAPL stock, although other factors, including interest rates, will also impact the level of income.

●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of AAPL directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs AAPL

For the reasons stated above, the Fund’s performance will differ from that of AAPL’s stock price. The performance differences will depend on, among other things, the price of AAPL, changes in the price of the AAPL options contracts the Fund has purchased and sold, the extent to which AAPL owns shares directly and changes in the value of the fixed income securities in the portfolio.

Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Apple (AAPL) ETF
Portfolio Holdings (All options are based on the value of AAPL)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of AAPL at the time of purchase) to provide exposure to positive price returns of AAPL.

If the stock of AAPL increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of AAPL at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by AAPL.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of AAPL at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
AAPL Shares	Shares of AAPL	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to AAPL’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of AAPL.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AAPL over the call period. This means that if AAPL experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform AAPL over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Apple Inc.

Apple’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH APPLE INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to AAPL. As of the date of the Prospectus, AAPL is assigned to the consumer electronic industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of AAPL. The common stock of Apple Inc. (AAPL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AAPL pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding AAPL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Performance:

Because the Fund has annual returns for less than one calendar year, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Risk Lose Money [Member]
As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Kurv Yield Premium Strategy Apple (AAPL) ETF | Active Management Risk [Member]

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Authorized Participants, Market Makers, andÂ Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Call Writing Strategy Risk [Member]

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of AAPL above the exercise prices of the written options, but will continue to bear the risk of declines in the value of AAPL. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Counterparty Risk [Member]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Covered Call Option Writing Risk [Member]

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the AAPL above the exercise prices of such options, but will continue to bear the risk of declines in the value of the AAPL. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Credit Risk [Member]

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Cybersecurity and Disaster Recovery Risks [Member]

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Derivatives Risk [Member]

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Distribution Risk [Member]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Equity Risk [Member]

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Exchange Traded Fund Structure Risk [Member]

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on Cboe BZX Exchange, Inc. (“the Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Interest Rate Risk [Member]

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Liquidity Risk [Member]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with AAPL. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Market and Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Yield Premium Strategy Apple (AAPL) ETF | NAV Erosion Risk Due to Distributions [Member]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Apple (AAPL) ETF | New Adviser Risk [Member]

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

Kurv Yield Premium Strategy Apple (AAPL) ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a new fund, with limited operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Risk Nondiversified Status [Member]

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Options Risk [Member]

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Pandemics Risk [Member]

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Price Participation Risk [Member]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AAPL over the call period. This means that if AAPL experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform AAPL over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by AAPL over each call period, but has full exposure to any decreases in value experienced by AAPL over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of AAPL. The degree of participation in AAPL gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of AAPL, changes in interest rates, changes in the actual or perceived volatility of AAPL and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of AAPL changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of AAPL. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the AAPL will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by AAPL. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Sector Risk [Member]

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Single Issuer Risk [Member]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (AAPL), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Tax Risk [Member]

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Kurv Yield Premium Strategy Apple (AAPL) ETF | US Treasury Risk [Member]

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Valuation Risk [Member]

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Information Technology Sector Risk [Member]

Information Technology Sector Risk. The Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Apple Risk [Member]

Apple Risk. Apple’s business can be impacted by political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions.

Global markets for Apple’s products and services are highly competitive and subject to rapid technological change, and the company may be unable to compete effectively in these markets.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Kurv Yield Premium Strategy Microsoft (MSFT) ETF (TICKER: MSFY) - SUMMARY
Investment Objective
The Kurv Yield Premium Strategy Microsoft (MSFT) ETF (the “Fund”) seeks to provide current income.
The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Microsoft Corporation (“MSFT” or “Microsoft”), subject to a limit on potential investment gains.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Kurv Yield Premium Strategy Microsoft (MSFT) ETF Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.16%
Fee Waiver	0.16%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	1.00%
[1]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[2]	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until at least December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Kurv Yield Premium Strategy Microsoft (MSFT) ETF | USD ($)	102	353	623	1,395

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal period commencing October 31, 2023, and ended May 31, 2024, the Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Agreement and Plan of Reorganization

On or about November 13, 2024, the shareholders of the Fund at a special shareholders’ meeting, which may be adjourned from time to time, will vote on whether to approve an Agreement and Plan of Reorganization between the NEOS ETF Trust, on behalf of the Fund, and Kurv ETF Trust, that provides for the reorganization of the Fund into the Kurv Yield Premium Strategy Microsoft (MSFT) ETF, a new series of the Kurv ETF Trust (the “Reorganization”). The Reorganization is anticipated to close shortly thereafter.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Microsoft Corporation (“MSFT”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to MSFT in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of MSFT, subject to a limit on potential share price returns on MSFT as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the sub-adviser to the Fund, NEOS Investment Management, LLC (the “Sub-Adviser”) will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of MSFT. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to MSFT shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in MSFT stock, either synthetically or through purchasing shares, the fund will hold positions in MSFT options contracts as described below.

For more information, see sections “The Fund’s Use of MSFT Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in MSFT. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in MSFT’s stock price. The use of options in the Fund’s strategy will limit any share price gains in MSFT but the Fund remains subject to all potential share price losses in MSFT which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of MSFT because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”).

MSFT Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of MSFT. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of MSFT, which gives the Fund the right or obligation to receive or deliver shares of MSFT on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of MSFT.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to MSFT, which allows the Fund to seek to participate in the changes, up or down, in the price of MSFT’s stock.

●	Covered call writing (where MSFT call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing MSFT shares or creating a synthetic long position. To achieve a synthetic long exposure to MSFT, the Fund buys MSFT call options and, simultaneously, sells MSFT put options to try to replicate the price movements of MSFT. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of MSFT for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on MSFT to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own MSFT, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the MSFT call option contracts will limit the Fund’s participation in the appreciation in MSFT’s stock price. If the stock price of MSFT increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if MSFT’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to MSFT and the sold (short) MSFT call positions) will limit the Fund’s participation in gains in the MSFT stock price beyond a certain point.

When the Fund engages in covered call writing with respect to MSFT, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase MSFT on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in MSFT.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on MSFT as described above. This income made on the Fund’s options transactions will depend on the volatility of MSFT and thus its price return. MSFT stock, although other factors, including interest rates, will also impact the level of income.
●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of MSFT directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs MSFT

For the reasons stated above, the Fund’s performance will differ from that of MSFT’s stock price. The performance differences will depend on, among other things, the price of MSFT, changes in the price of the MSFT options contracts the Fund has purchased and sold, the extent to which MSFT owns shares directly and changes in the value of the fixed income securities in the portfolio.

Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Portfolio Holdings (All options are based on the value of MSFT)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of MSFT at the time of purchase) to provide exposure to positive price returns of MSFT.

If the stock of MSFT increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of MSFT at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by MSFT.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of MSFT at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
MSFT Shares	Shares of MSFT	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to MSFT’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of MSFT.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by MSFT over the call period. This means that if MSFT experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform MSFT over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Microsoft Corporation

Microsoft’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH MICROSOFT CORPORATION.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to MSFT. As of the date of the Prospectus, MSFT is assigned to the software-infrastructure industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of MSFT. The common stock of Microsoft Corporation (MSFT) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MSFT pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding MSFT may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Performance:

Because the Fund has annual returns for less than one calendar year, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Risk Lose Money [Member]
As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Active Management Risk [Member]

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Authorized Participants, Market Makers, andÂ Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Call Writing Strategy Risk [Member]

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of MSFT above the exercise prices of the written options, but will continue to bear the risk of declines in the value of MSFT. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Counterparty Risk [Member]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Covered Call Option Writing Risk [Member]

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the MSFT above the exercise prices of such options, but will continue to bear the risk of declines in the value of the MSFT. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Credit Risk [Member]

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Cybersecurity and Disaster Recovery Risks [Member]

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Derivatives Risk [Member]

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Distribution Risk [Member]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Equity Risk [Member]

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Exchange Traded Fund Structure Risk [Member]

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Interest Rate Risk [Member]

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Liquidity Risk [Member]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with MSFT. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Market and Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | NAV Erosion Risk Due to Distributions [Member]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | New Adviser Risk [Member]

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a new fund, with limited operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Risk Nondiversified Status [Member]

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Options Risk [Member]

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Pandemics Risk [Member]

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Price Participation Risk [Member]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by MSFT over the call period. This means that if MSFT experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform MSFT over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by MSFT over each call period, but has full exposure to any decreases in value experienced by MSFT over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of MSFT. The degree of participation in MSFT gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of MSFT, changes in interest rates, changes in the actual or perceived volatility of MSFT and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of MSFT changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of MSFT. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the MSFT will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by MSFT. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Sector Risk [Member]

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Single Issuer Risk [Member]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (MSFT), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Tax Risk [Member]

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | US Treasury Risk [Member]

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Valuation Risk [Member]

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Business Risks [Member]

Business Risks - To remain competitive and stimulate customer demand, Microsoft must successfully manage frequent introductions and transitions of products and services. The company depends on component and product manufacturing and logistical services provided by outsourcing partners, many of which are located outside of the U.S.

Future operating results depend upon the company’s ability to obtain components in sufficient quantities on commercially reasonable terms. Microsoft’s products and services may be affected from time to time by design and manufacturing defects that could materially adversely affect the Company’s business and result in harm to the company’s reputation. The company is exposed to the risk of write-downs on the value of its inventory and other assets, in addition to purchase commitment cancellation risk. The company relies on access to third-party intellectual property, which may not be available to the company on commercially reasonable terms or at all. The company’s future performance depends in part on support from third-party software developers. Failure to obtain or create digital content that appeals to the company’s customers, or to make such content available on commercially reasonable terms, could have a material adverse impact on the company’s business, results of operations and financial condition. The company’s success depends largely on the continued service and availability of highly skilled employees, including key personnel. The company depends on the performance of carriers, wholesalers, retailers and other resellers. The company’s business and reputation are impacted by information technology system failures and network disruptions. Losses or unauthorized access to or releases of confidential information, including personal information, could subject the company to significant reputational, financial, legal and operational consequences. Investment in new business strategies and acquisitions could disrupt the company’s ongoing business, present risks not originally contemplated and adversely affect the company’s business, reputation, results of operations and financial condition. The company’s retail stores have required and will continue to require a substantial investment and commitment of resources and are subject to numerous risks and uncertainties.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Legal and Regulatory Compliance Risks [Member]

Legal and Regulatory Compliance Risks - Microsoft’s business, results of operations and financial condition could be adversely impacted by unfavorable results of legal proceedings or government investigations. The company is subject to complex and changing laws and regulations worldwide, which exposes the company to potential liabilities, increased costs and other adverse effects on the company’s business. The technology industry, including, in some instances, the company, is subject to intense media, political and regulatory scrutiny, which exposes the company to increasing regulation, government investigations, legal actions and penalties. The company’s business is subject to a variety of U.S. and international laws, rules, policies and other obligations regarding data protection.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Financial Risks [Member]

Financial Risks - Microsoft expects its quarterly net sales and results of operations to fluctuate. The Company’s financial performance is subject to risks associated with changes in the value of the U.S. dollar relative to local currencies. The company is exposed to credit risk and fluctuations in the values of its investment portfolio. The company is exposed to credit risk on its trade accounts receivable, vendor non-trade receivables and prepayments related to long-term supply agreements, and this risk is heightened during periods when economic conditions worsen. The company is subject to changes in tax rates, the adoption of new U.S. or international tax legislation and exposure to additional tax liabilities.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Information Technology Sector Risk [Member]

Information Technology Sector Risk. The Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Microsoft Risk [Member]

Microsoft Risk. Microsoft’s business can be impacted by political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions.

Global markets for Microsoft’s products and services are highly competitive and subject to rapid technological change, and the company may be unable to compete effectively in these markets.

Kurv Yield Premium Strategy Google (GOOGL) ETF
Kurv Yield Premium Strategy Google (GOOGL) ETF (TICKER: GOOP) - SUMMARY
Investment Objective
The Kurv Yield Premium Strategy Google (GOOGL) ETF (the “Fund”) seeks to provide current income.
The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Alphabet Inc. (“GOOGL” or “Google”), subject to a limit on potential investment gains.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Kurv Yield Premium Strategy Google (GOOGL) ETF Kurv Yield Premium Strategy Google (GOOGL) ETF
Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.16%
Fee Waiver	0.16%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	1.00%
[1]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[2]	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until at least December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Kurv Yield Premium Strategy Google (GOOGL) ETF | Kurv Yield Premium Strategy Google (GOOGL) ETF | USD ($)	102	353	623	1,395

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal period commencing October 31, 2023, and ended May 31, 2024, the Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Agreement and Plan of Reorganization

On or about November 13, 2024, the shareholders of the Fund at a special shareholders’ meeting, which may be adjourned from time to time, will vote on whether to approve an Agreement and Plan of Reorganization between the NEOS ETF Trust, on behalf of the Fund, and Kurv ETF Trust, that provides for the reorganization of the Fund into the Kurv Yield Premium Strategy Google (GOOGL) ETF, a new series of the Kurv ETF Trust (the “Reorganization”). The Reorganization is anticipated to close shortly thereafter.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Alphabet Inc. (“GOOGL”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to GOOGL in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of GOOGL, subject to a limit on potential share price returns on GOOGL as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the sub-adviser to the Fund, NEOS Investment Management, LLC (the “Sub-Adviser”) will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of GOOGL. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to GOOGL shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in GOOGL stock, either synthetically or through purchasing shares, the fund will hold positions in GOOGL options contracts as described below.

For more information, see sections “The Fund’s Use of GOOGL Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in GOOGL. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in GOOGL’s stock price. The use of options in the Fund’s strategy will limit any share price gains in GOOGL but the Fund remains subject to all potential share price losses in GOOGL which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of GOOGL because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”).

GOOGL Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of GOOGL. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of GOOGL, which gives the Fund the right or obligation to receive or deliver shares of GOOGL on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of GOOGL.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to GOOGL, which allows the Fund to seek to participate in the changes, up or down, in the price of GOOGL’s stock.

●	Covered call writing (where GOOGL call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing GOOGL shares or creating a synthetic long position. To achieve a synthetic long exposure to GOOGL, the Fund buys GOOGL call options and, simultaneously, sells GOOGL put options to try to replicate the price movements of GOOGL. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of GOOGL for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on GOOGL to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own GOOGL, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the GOOGL call option contracts will limit the Fund’s participation in the appreciation in GOOGL’s stock price. If the stock price of GOOGL increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if GOOGL’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to GOOGL and the sold (short) GOOGL call positions) will limit the Fund’s participation in gains in the GOOGL stock price beyond a certain point.

When the Fund engages in covered call writing with respect to GOOGL, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase GOOGL on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in GOOGL.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on GOOGL as described above. This income made on the Fund’s options transactions will depend on the volatility of GOOGL and thus its price return. GOOGL stock, although other factors, including interest rates, will also impact the level of income.
●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of GOOGL directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs GOOGL

For the reasons stated above, the Fund’s performance will differ from that of GOOGL’s stock price. The performance differences will depend on, among other things, the price of GOOGL, changes in the price of the GOOGL options contracts the Fund has purchased and sold, the extent to which GOOGL owns shares directly and changes in the value of the fixed income securities in the portfolio.

Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Google (GOOGL) ETF
Portfolio Holdings (All options are based on the value of GOOGL)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of GOOGL at the time of purchase) to provide exposure to positive price returns of GOOGL.

If the stock of GOOGL increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of GOOGL at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by GOOGL.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of GOOGL at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
GOOGL Shares	Shares of GOOGL	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to GOOGL’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of GOOGL.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by GOOGL over the call period. This means that if GOOGL experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform GOOGL over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Alphabet Inc.

Alphabet Inc. is a collection of businesses — the largest of which are Google Services and Google Cloud. Google Services’ core products and platforms include ads, Android, Chrome, hardware, Gmail, Google Drive, Google Maps, Google Photos, Google Play, Search, and YouTube. Google Cloud is a company built in the cloud. Google offers infrastructure, security, data management, analytics and AI services. Google provides businesses with features like data migration, modern development environments, and machine learning tools to provide enterprise-ready cloud services, including Google Cloud Platform and Google Workspace. The Fund invests in Class A stock, which is the voting stock.

Google Cloud Platform enables developers to build, test, and deploy applications on its highly scalable and reliable infrastructure. Google Workspace collaboration tools include apps like Gmail, Docs, Drive, Calendar and Meet, which are designed with real-time collaboration and machine intelligence to help people work smarter. Google’s invests in emerging businesses at various stages of development, ranging from those in the R&D phase to those that are in the beginning stages of commercialization.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH ALPHABET INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to GOOGL. As of the date of the Prospectus, GOOGL is assigned to the internet content and information industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of GOOGL. The common stock of Alphabet Inc. (GOOGL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by GOOGL pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding GOOGL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Performance:

Because the Fund has annual returns for less than one calendar year, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Risk Lose Money [Member]
As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Kurv Yield Premium Strategy Google (GOOGL) ETF | Active Management Risk [Member]

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Authorized Participants, Market Makers, andÂ Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Call Writing Strategy Risk [Member]

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of GOOGL above the exercise prices of the written options, but will continue to bear the risk of declines in the value of GOOGL. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Counterparty Risk [Member]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Covered Call Option Writing Risk [Member]

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the GOOGL above the exercise prices of such options, but will continue to bear the risk of declines in the value of the GOOGL. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Credit Risk [Member]

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Cybersecurity and Disaster Recovery Risks [Member]

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Derivatives Risk [Member]

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Distribution Risk [Member]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Equity Risk [Member]

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Exchange Traded Fund Structure Risk [Member]

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Interest Rate Risk [Member]

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Liquidity Risk [Member]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with GOOGL. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Market and Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Yield Premium Strategy Google (GOOGL) ETF | NAV Erosion Risk Due to Distributions [Member]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Google (GOOGL) ETF | New Adviser Risk [Member]

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

Kurv Yield Premium Strategy Google (GOOGL) ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a new fund, with limited operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Risk Nondiversified Status [Member]

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Options Risk [Member]

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Pandemics Risk [Member]

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Price Participation Risk [Member]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by GOOGL over the call period. This means that if GOOGL experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform GOOGL over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by GOOGL over each call period, but has full exposure to any decreases in value experienced by GOOGL over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of GOOGL. The degree of participation in GOOGL gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of GOOGL, changes in interest rates, changes in the actual or perceived volatility of GOOGL and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of GOOGL changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of GOOGL. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the GOOGL will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by GOOGL. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Sector Risk [Member]

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Single Issuer Risk [Member]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (GOOGL), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Tax Risk [Member]

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Kurv Yield Premium Strategy Google (GOOGL) ETF | US Treasury Risk [Member]

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Valuation Risk [Member]

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Information Technology Sector Risk [Member]

Information Technology Sector Risk. The Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Google Security Risk [Member]

Google Security Risk. Google generates a significant portion of its revenues from advertising, and reduced spending by advertisers, a loss of partners, or new and existing technologies that block ads online and/or affect its ability to customize ads could harm its business. Google’s ongoing investment in new businesses, products, services, and technologies is inherently risky, and could divert management attention and harm its financial condition and operating results.

Google’s revenue growth rate could decline over time. Its intellectual property rights are valuable, and any inability to protect them could reduce the value of its products, services, and brands as well as affect its ability to compete. Google’s business depends on strong brands, and failing to maintain and enhance its brands would hurt its ability to expand its base of users, advertisers, customers, content providers, and other partners.

Google faces a number of manufacturing and supply chain risks that could harm its financial condition, operating results, and prospects. Interruption to, interference with, or failure of its complex information technology and communications systems could hurt its ability to effectively provide its products and services, which could harm its reputation, financial condition, and operating results. In addition, problems with the design or implementation of its new global enterprise resource planning system could harm its business and operations. Google’s international operations expose it to additional risks that could harm its business, its financial condition, and operating results.

People access the Internet through a variety of platforms and devices that continue to evolve with the advancement of technology and user preferences. If manufacturers and users do not widely adopt versions of Google’s products and services developed for these interfaces, its business could be harmed.

Data privacy and security concerns relating to Google’s technology and its practices could damage its reputation, cause it to incur significant liability, and deter current and potential users or customers from using its products and services. Software bugs or defects, security breaches, and attacks on Google’s systems could result in the improper disclosure and use of user data and interference with its users’ and customers’ ability to use its products and services, harming its business operations and reputation.

Google’s ongoing investments in safety, security, and content review will likely continue to identify abuse of its platforms and misuse of user data. Problematic content on its platforms, including low-quality user-generated content, web spam, content farms, and other violations of its guidelines could affect the quality of its services, which could damage its reputation and deter its current and potential users from using its products and services.

Google’s business depends on continued and unimpeded access to the Internet by it and its users. Internet access providers may be able to restrict, block, degrade, or charge for access to certain of its products and services, which could lead to additional expenses and the loss of users and advertisers.

Google faces increased regulatory scrutiny as well as changes in regulatory conditions, laws, and policies governing a wide range of topics that may negatively affect its business. A variety of new and existing laws and/or interpretations could harm its business. It is subject to claims, suits, government investigations, other proceedings, and consent decrees that may harm its business, financial condition, and operating results. It may be subject to legal liability associated with providing online services or content. Privacy and data protection regulations are complex and rapidly evolving areas. Any failure or alleged failure to comply with these laws could harm its business, reputation, financial condition, and operating results. Google faces, and may continue to face, intellectual property and other claims that could be costly to defend, result in significant damage awards or other costs (including indemnification awards), and limit its ability to use certain technologies in the future.

The continuing effects of COVID-19 are highly unpredictable and could be significant, and may have an adverse effect on Google’s business, operations and its future financial performance. Its operating results may fluctuate, which makes its results difficult to predict and could cause its results to fall short of expectations. Acquisitions, joint ventures, investments, and divestitures could result in operating difficulties, dilution, and other consequences that may harm its business, financial condition, and operating results.

Kurv Yield Premium Strategy Tesla (TSLA) ETF
Kurv Yield Premium Strategy Tesla (TSLA) ETF (TICKER: TSLP) - SUMMARY
Investment Objective
The Kurv Yield Premium Strategy Tesla (TSLA) ETF (the “Fund”) seeks to provide current income.
The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Tesla Inc. (“TSLA” or “Tesla”), subject to a limit on potential investment gains.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Kurv Yield Premium Strategy Tesla (TSLA) ETF Kurv Yield Premium Strategy Tesla (TSLA) ETF
Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.16%
Fee Waiver	0.16%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	1.00%
[1]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[2]	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until at least December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Kurv Yield Premium Strategy Tesla (TSLA) ETF | Kurv Yield Premium Strategy Tesla (TSLA) ETF | USD ($)	102	353	623	1,395

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal period commencing October 27, 2023, and ended May 31, 2024, the Fund’s portfolio turnover rate, excluding in-kind transactions, was 0%.

Agreement and Plan of Reorganization

On or about November 13, 2024, the shareholders of the Fund at a special shareholders’ meeting, which may be adjourned from time to time, will vote on whether to approve an Agreement and Plan of Reorganization between the NEOS ETF Trust, on behalf of the Fund, and Kurv ETF Trust, that provides for the reorganization of the Fund into the Kurv Yield Premium Strategy Tesla (TSLA) ETF, a new series of the Kurv ETF Trust (the “Reorganization”). The Reorganization is anticipated to close shortly thereafter.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Tesla Inc. (“TSLA”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to TSLA in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of TSLA, subject to a limit on potential share price returns on TSLA as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the sub-adviser to the Fund, NEOS Investment Management, LLC (the “Sub-Adviser”) will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of TSLA. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to TSLA shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in TSLA stock, either synthetically or through purchasing shares, the fund will hold positions in TSLA options contracts as described below.

For more information, see sections “The Fund’s Use of TSLA Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in TSLA. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in TSLA’s stock price. The use of options in the Fund’s strategy will limit any share price gains in TSLA but the Fund remains subject to all potential share price losses in TSLA which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of TSLA because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”).

TSLA Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of TSLA. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of TSLA, which gives the Fund the right or obligation to receive or deliver shares of TSLA on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of TSLA.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to TSLA, which allows the Fund to seek to participate in the changes, up or down, in the price of TSLA’s stock.

●	Covered call writing (where TSLA call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing TSLA shares or creating a synthetic long position. To achieve a synthetic long exposure to TSLA, the Fund buys TSLA call options and, simultaneously, sells TSLA put options to try to replicate the price movements of TSLA. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of TSLA for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on TSLA to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own TSLA, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the TSLA call option contracts will limit the Fund’s participation in the appreciation in TSLA’s stock price. If the stock price of TSLA increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if TSLA’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to TSLA and the sold (short) TSLA call positions) will limit the Fund’s participation in gains in the TSLA stock price beyond a certain point.

When the Fund engages in covered call writing with respect to TSLA, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase TSLA on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in TSLA.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on TSLA as described above. This income made on the Fund’s options transactions will depend on the volatility of TSLA and thus its price return. TSLA stock, although other factors, including interest rates, will also impact the level of income.
●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of TSLA directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs TSLA

For the reasons stated above, the Fund’s performance will differ from that of TSLA’s stock price. The performance differences will depend on, among other things, the price of TSLA, changes in the price of the TSLA options contracts the Fund has purchased and sold, the extent to which TSLA owns shares directly and changes in the value of the fixed income securities in the portfolio.

Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Tesla (TSLA) ETF
Portfolio Holdings (All options are based on the value of TSLA)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of TSLA at the time of purchase) to provide exposure to positive price returns of TSLA.

If the stock of TSLA increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of TSLA at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by TSLA.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then-current share price of TSLA at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
TSLA Shares	Shares of TSLA	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to TSLA’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of TSLA.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by TSLA over the call period. This means that if TSLA experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform TSLA over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Tesla Inc.

Tesla’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH TESLA INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to TSLA. As of the date of the Prospectus, TSLA is assigned to the auto manufacturers industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of TSLA. The common stock of Tesla Inc. (TSLA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by TSLA pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding TSLA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Performance:

Because the Fund has annual returns for less than one calendar year, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Risk Lose Money [Member]
As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Kurv Yield Premium Strategy Tesla (TSLA) ETF | Active Management Risk [Member]

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Authorized Participants, Market Makers, andÂ Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Call Writing Strategy Risk [Member]

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of TSLA above the exercise prices of the written options, but will continue to bear the risk of declines in the value of TSLA. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Counterparty Risk [Member]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Covered Call Option Writing Risk [Member]

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the TSLA above the exercise prices of such options, but will continue to bear the risk of declines in the value of the TSLA. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Credit Risk [Member]

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Cybersecurity and Disaster Recovery Risks [Member]

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Derivatives Risk [Member]

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Distribution Risk [Member]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Equity Risk [Member]

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Exchange Traded Fund Structure Risk [Member]

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.
●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.
●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Interest Rate Risk [Member]

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Liquidity Risk [Member]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with TSLA. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Market and Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | NAV Erosion Risk Due to Distributions [Member]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | New Adviser Risk [Member]

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a new fund, with limited operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Risk Nondiversified Status [Member]

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Options Risk [Member]

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Pandemics Risk [Member]

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Price Participation Risk [Member]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by TSLA over the call period. This means that if TSLA experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform TSLA over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by TSLA over each call period, but has full exposure to any decreases in value experienced by TSLA over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of TSLA. The degree of participation in TSLA gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of TSLA, changes in interest rates, changes in the actual or perceived volatility of TSLA and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of TSLA changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of TSLA. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the TSLA will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by TSLA. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Sector Risk [Member]

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Single Issuer Risk [Member]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (TSLA), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Tax Risk [Member]

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | US Treasury Risk [Member]

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Valuation Risk [Member]

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Tesla Risk [Member]

Tesla Risk. Tesla faces risks related to its operations including, among others, risks related to impacts from macroeconomic conditions resulting from the global COVID-19 pandemic; electric vehicle and lithium-ion battery cell production or factory construction delays; issues with manufacturing lithium-ion cells or other components for its electric vehicles; uncontrollable manufacturing costs or supply delays or labor shortages; the ability to expand its international operations; its delivery and installation capabilities and servicing and vehicle charging networks; its ability to accurately project and effectively manage growth; consumer demand for electric vehicles; strong competition for products and services; product liability claims; and the ability to attract, hire and retain key employees or qualified personnel. Importantly, Tesla, Inc. is highly dependent on the services of Elon Musk, its Chief Executive Officer, and any actual or anticipated large transactions in Tesla’s common stock by Mr. Musk may cause the stock price to decline. The trading price of Tesla’s common stock historically has been and is likely to continue to be volatile. Additionally, a large proportion of Tesla’s common stock has been historically and may in the future be traded by short sellers which may put pressure on the supply and demand for its common stock, further influencing volatility in its market price. Tesla, Inc. is a highly dynamic company, and its operations, including its products and services, may change.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Automotive Company Risk [Member]

Automotive Company Risk. The performance of the underlying stock, and consequently the Fund’s performance, is subject to risks of the automotive sector. The automotive sector industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations and fluctuating component prices. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.